                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2002

Check here if Amendment [    ]; Amendment Number:  ______
This Amendment (Check only one.):   [    ] is a restatement.
                                    [    ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:             Eden Capital Management Partners, L.P.
Address:          2727 Allen Parkway
                  Suite 1880
                  Houston, Texas  77019

Form 13F File Number:  28-06443

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Adam Newar
Title:            President
Phone:            (713) 807-1760

Signature, Place and Date of Signing:

    /s/  Adam Newar                Houston, Texas          February 11, 2003
-------------------------     ------------------------    -------------------
      [Signature]                   [City, State]                [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
None.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          None
                                            ------------------------------------

Form 13F Information Table Entry Total:     47
                                            ------------------------------------

Form 13F Information Table Value Total:     100,667
                                            ------------------------------------
                                                       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE.



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
                                                   FORM 13F INFORMATION TABLE
---------------------------------------------------------------------------------------------------------------------------------
       COLUMN 1           COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6     COLUMN 7            COLUMN 8
       --------           --------    --------  --------      --------       --------     --------            --------
---------------------------------------------------------------------------------------------------------------------------------
    NAME OF ISSUER        TITLE OF      CUSIP     VALUE   SHRS OR  SH/PUT/   INVESTMENT      OTHER    VOTING   AUTHORITY    NONE
    --------------          CLASS       -----   (x$1000)  PRN AMT  PRN CALL  DISCRETION    MANAGERS    SOLE      SHARED     ----
                            -----               --------  -------  --------  ----------    --------    ----      ------
---------------------------------------------------------------------------------------------------------------------------------
AGILENT TECHNOLOGIES    COMMON STOCK  00846U101     898   50,000     SH        SOLE         NONE     50,000       0          0
INC.
---------------------------------------------------------------------------------------------------------------------------------
AIR PRODS & CHEMS INC.  COMMON STOCK  009158106   3,322   77,700     SH        SOLE         NONE     77,700       0          0
---------------------------------------------------------------------------------------------------------------------------------
ALLOY INC.              COMMON STOCK  019855105     777   71,000     SH        SOLE         NONE     71,000       0          0
---------------------------------------------------------------------------------------------------------------------------------
ANADARKO PETROLEUM      COMMON STOCK  032511107     958   20,000     SH        SOLE         NONE     20,000       0          0
CORP
---------------------------------------------------------------------------------------------------------------------------------
AVIALL INC. NEW         COMMON STOCK  05366B102     264   32,800     SH        SOLE         NONE     32,800       0          0
---------------------------------------------------------------------------------------------------------------------------------
AVNET INC.              COMMON STOCK  053807103   1,191  110,000     SH        SOLE         NONE    110,000       0          0
---------------------------------------------------------------------------------------------------------------------------------
AVX CORPORATION         COMMON STOCK  002444107     422   43,100     SH        SOLE         NONE     43,100       0          0
---------------------------------------------------------------------------------------------------------------------------------
BANK NEW YORK INC       COMMON STOCK  064057102   1,198   50,000     SH        SOLE         NONE     50,000       0          0
---------------------------------------------------------------------------------------------------------------------------------
BEST BUY COMPANY INC    COMMON STOCK  086516101   1,449   60,000     SH        SOLE         NONE     60,000       0          0
---------------------------------------------------------------------------------------------------------------------------------
BJ SVCS CO.             COMMON STOCK  055482103   2,423   75,000     SH        SOLE         NONE     75,000       0          0
---------------------------------------------------------------------------------------------------------------------------------
BOWNE & CO INC.         COMMON STOCK  103043105   1,537  128,600     SH        SOLE         NONE    128,600       0          0
---------------------------------------------------------------------------------------------------------------------------------
CHURCH & DWIGHT INC.    COMMON STOCK  171340102     393   12,900     SH        SOLE         NONE     12,900       0          0
---------------------------------------------------------------------------------------------------------------------------------
CONSOLIDATED GRAPHICS   COMMON STOCK  209341106   1,141   51,300     SH        SOLE         NONE     51,300       0          0
INC.
---------------------------------------------------------------------------------------------------------------------------------
COSTCO WHSL CORP NEW.   COMMON STOCK  22160K105   2,666   95,000     SH        SOLE         NONE     95,000       0          0
---------------------------------------------------------------------------------------------------------------------------------
DIAMONDS TR             UNIT SERIES 1 252787106  41,337  495,000     SH        SOLE         NONE    495,000       0          0
---------------------------------------------------------------------------------------------------------------------------------
DUPONT PHOTOMASKS INC.  COMMON STOCK  26613X101   1,786   76,800     SH        SOLE         NONE     76,800       0          0
---------------------------------------------------------------------------------------------------------------------------------
ELECTRONIC DATA         COMMON STOCK  285661104     249   13,500     SH        SOLE         NONE     13,500       0          0
SYS NEW
---------------------------------------------------------------------------------------------------------------------------------
ENSCO INT'L INC.        COMMON STOCK  26874Q100   1,620   55,000     SH        SOLE         NONE     55,000       0          0
---------------------------------------------------------------------------------------------------------------------------------
FOUR SEASONS HOTEL INC  LTD VOTING    35100E104     404   14,300     SH        SOLE         NONE     14,300       0          0
                        SHARES
---------------------------------------------------------------------------------------------------------------------------------
GLOBAL SANTA FE CORP    SHARES        G3930E101     486   20,000     SH        SOLE         NONE     20,000       0          0
---------------------------------------------------------------------------------------------------------------------------------
GRANT PRIDECO INC       COMMON STOCK  38821G101   1,164  100,000     SH        SOLE         NONE    100,000       0          0
---------------------------------------------------------------------------------------------------------------------------------
HOME DEPOT INC.         COMMON STOCK  437076102     601   25,000     SH        SOLE         NONE     25,000       0          0
---------------------------------------------------------------------------------------------------------------------------------
LIMITED INC.            COMMON STOCK  532716107     348   25,000     SH        SOLE         NONE     25,000       0          0
---------------------------------------------------------------------------------------------------------------------------------
LSI LOGIC CORP          COMMON STOCK  502161102     462   80,000     SH        SOLE         NONE     80,000       0          0
---------------------------------------------------------------------------------------------------------------------------------
MAXIMUS INC.            COMMON STOCK  577933104     392   15,000     SH        SOLE         NONE     15,000       0          0
---------------------------------------------------------------------------------------------------------------------------------
MEADWESTVACO CORP       COMMON STOCK  583334107   1,236   50,000     SH        SOLE         NONE     50,000       0          0
---------------------------------------------------------------------------------------------------------------------------------
MGM MIRAGE              COMMON STOCK  552953101   2,308   70,000     SH        SOLE         NONE     70,000       0          0
---------------------------------------------------------------------------------------------------------------------------------
MICRON TECHNOLOGY INC   COMMON STOCK  595112103   2,045  210,000     SH        SOLE         NONE    210,000       0          0
---------------------------------------------------------------------------------------------------------------------------------
NOBLE AFFILIATES INC    COMMON STOCK  655044105     383   10,200     SH        SOLE         NONE     10,200       0          0
---------------------------------------------------------------------------------------------------------------------------------
OFFICE DEPOT INC.       COMMON STOCK  676220106   1,328   90,000     SH        SOLE         NONE     90,000       0          0
---------------------------------------------------------------------------------------------------------------------------------
ORACLE  CORP            COMMON STOCK  68389X105   2,160  200,000     SH        SOLE         NONE    200,000       0          0
---------------------------------------------------------------------------------------------------------------------------------
PAYCHEX INC             COMMON STOCK  704326107   2,790  100,000     SH        SOLE         NONE    100,000       0          0
---------------------------------------------------------------------------------------------------------------------------------
PERKINELMER INC         COMMON STOCK  714046109     990  120,000     SH        SOLE         NONE    120,000       0          0
---------------------------------------------------------------------------------------------------------------------------------
PLANTRONICS INC NEW     COMMON STOCK  727493108   1,307   86,400     SH        SOLE         NONE     86,400       0          0
---------------------------------------------------------------------------------------------------------------------------------

ROBERT HALF INTL INC    COMMON STOCK  770323103     564   35,000     SH        SOLE         NONE     35,000       0          0
---------------------------------------------------------------------------------------------------------------------------------
SANMINA SCI CORP        COMMON STOCK  800907107     898  200,000     SH        SOLE         NONE    200,000       0          0
---------------------------------------------------------------------------------------------------------------------------------
SEALED AIR CORPORATION  PREFERRED     81211K209   1,465   34,400     SH        SOLE         NONE     30,444       0      3,956
NEW                     STOCK
---------------------------------------------------------------------------------------------------------------------------------
SILICON VY BANCSHARES   COMMON STOCK  827064106     757   41,500     SH        SOLE         NONE     41,500       0          0
---------------------------------------------------------------------------------------------------------------------------------
SMITH INT'L INC.        COMMON STOCK  832110100   1,468   45,000     SH        SOLE         NONE     45,000       0          0
---------------------------------------------------------------------------------------------------------------------------------
SOUTHWEST AIRLS CO      COMMON STOCK  844741108     626   45,000     SH        SOLE         NONE     45,000       0          0
---------------------------------------------------------------------------------------------------------------------------------
STARWOOD HOTELS &       COMMON STOCK  85590A203   1,448   61,000     SH        SOLE         NONE     61,000       0          0
RESORTS WRLD
---------------------------------------------------------------------------------------------------------------------------------
TARGET CORP             COMMON STOCK  87612E106   1,800   60,000     SH        SOLE         NONE     60,000       0          0
---------------------------------------------------------------------------------------------------------------------------------
TEXAS INSTRUMENTS INC   COMMON STOCK  882508104   2,176  145,000     SH        SOLE         NONE    145,000       0          0
---------------------------------------------------------------------------------------------------------------------------------
VISHAY INTERTECHNOLOGY  COMMON STOCK  928298108     950   85,000     SH        SOLE         NONE     85,000       0          0
INC
---------------------------------------------------------------------------------------------------------------------------------
WAL MART STORES INC     COMMON STOCK  931142103   2,526   50,000     SH       SOLE          NONE     50,000       0          0
---------------------------------------------------------------------------------------------------------------------------------
W.W. GRAINGER INC.      COMMON STOCK  384802104   1,691   32,800     SH       SOLE          NONE     32,800       0          0
---------------------------------------------------------------------------------------------------------------------------------
ZIONS BANCORPORATION    COMMON STOCK  989701107   2,263   57,500     SH       SOLE          NONE     57,500       0          0
---------------------------------------------------------------------------------------------------------------------------------